UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST

(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212

(Address of principal executive offices) (Zip code)

Constance Dye Shannon

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, WI 53212

(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: December 31

Date of reporting period: September 30, 2018

Item 1. Schedule of Investments.

Aristotle /Saul Global Opportunities Fund

SCHEDULE OF INVESTMENTS

As of September 30, 2018 (Unaudited)

Number of Shares		Value
	Common Stocks – 96.4%
	Austria – 2.2%
45,300	Erste Group Bank A.G.*	$1,881,846

	Canada – 4.9%
27,900	Agnico Eagle Mines Ltd.	954,180
118,800	Cameco Corp.	1,354,745
95,800	Goldcorp, Inc.	977,160
109,300	Peyto Exploration & Development Corp.	941,789
		4,227,874
	China – 2.1%
198,000	AIA Group Ltd.	1,767,947

	France – 5.8%
16,800	Dassault Systemes S.E.	2,511,320
7,100	LVMH Moet Hennessy Louis Vuitton S.E.	2,510,925
		5,022,245
	Ireland – 2.3%
20,500	Medtronic PLC	2,016,585

	Japan – 18.6%
94,900	Astellas Pharma, Inc.	1,655,446
20,600	Hoshizaki Corp.	2,132,160
142,300	Kubota Corp.	2,418,424
98,000	Marui Group Co., Ltd.	2,418,518
135,800	Mitsubishi UFJ Financial Group, Inc.	847,525
11,800	Nidec Corp.	1,697,509
86,300	ORIX Corp.	1,399,090
33,000	Sony Corp.	2,023,218
197,200	Toray Industries, Inc.	1,481,343
		16,073,233
	Korea (Republic of-South) – 3.9%
99,800	Samsung Electronics Co., Ltd.	3,405,391

	Mexico – 1.3%
610,000	Kimberly-Clark de Mexico S.A.B. de C.V. - Class A*	1,085,444

	Netherlands – 3.8%
17,200	Heineken N.V.	1,612,762
30,700	Unilever N.V.	1,709,655
		3,322,417
	Spain – 1.4%
192,000	Banco Bilbao Vizcaya Argentaria S.A.	1,223,824

	Sweden – 2.0%
84,400	Assa Abloy A.B. - Class B	1,696,566

	Switzerland – 5.1%
880	Givaudan S.A.	2,163,685

Aristotle /Saul Global Opportunities Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2018 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
	Switzerland (Continued)
142,400	UBS Group A.G. *	$2,249,032
		4,412,717
	United States – 43.0%
13,100	Ameriprise Financial, Inc.	1,934,346
8,500	Amgen, Inc.	1,761,965
56,200	Bank of America Corp.	1,655,652
17,100	Danaher Corp.	1,858,086
13,200	Ecolab, Inc.	2,069,496
35,100	Halliburton Co.	1,422,603
76,800	Kinder Morgan, Inc.	1,361,664
73,300	Kroger Co.	2,133,763
31,400	Lennar Corp. - Class A	1,466,066
772	Lennar Corp. - Class B	29,722
10,000	Martin Marietta Materials, Inc.	1,819,500
24,100	Microchip Technology, Inc.	1,901,731
25,600	Microsoft Corp.	2,927,872
40,300	Mondelez International, Inc. - Class A	1,731,288
24,900	National Fuel Gas Co.	1,395,894
23,700	Oshkosh Corp.	1,688,388
24,400	PayPal Holdings, Inc.*	2,143,296
26,500	Penske Automotive Group, Inc.	1,255,835
16,700	PPG Industries, Inc.	1,822,471
33,100	Sensata Technologies Holding PLC*	1,640,105
49,000	Twitter, Inc.*	1,394,540
24,200	Walgreens Boots Alliance, Inc.	1,764,180
		37,178,463
	Total Common Stocks (Cost $70,715,268)	83,314,552

Principal Amount
	Short-Term Investments – 3.1%
$2,643,675	UMB Money Market Fiduciary, 0.247%[1]	2,643,675

	Total Short-Term Investments (Cost $2,643,675)	2,643,675

	Total Investments – 99.5% (Cost $73,358,943)	85,958,227
	Other Assets in Excess of Liabilities – 0.5%	417,614
	Total Net Assets – 100.0%	$86,375,841

PLC – Public Limited Company

Aristotle /Saul Global Opportunities Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2018 (Unaudited)

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Aristotle/Saul Global Opportunities Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2018 (Unaudited)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Purchase Contracts	Counterparty	Currency Exchange	Settlement Date	Currency Amount Sold	Value at Settlement Date	Value at September 30, 2018	Unrealized Appreciation (Depreciation)
Euro	Citibank	EUR per USD	December 03, 2018	182,646	$213,070	$213,309	$239
Sweden Krona	Citibank	SEK per USD	December 03, 2018	5,109,403	586,264	578,451	(7,813)
Swiss Franc	Citibank	CHF per USD	December 03, 2018	1,019,980	1,043,595	1,046,316	2,721
					1,842,929	1,838,076	(4,853)

Sale Contracts	Counterparty	Currency Exchange	Settlement Date	Currency Amount Sold	Value at Settlement Date	Value at September 30, 2018	Unrealized Appreciation (Depreciation)
Canadian Dollars	Citibank	CAD per USD	March 04, 2019	(104,177)	(79,300)	(80,902)	(1,602)
Canadian Dollars	Citibank	CAD per USD	December 03, 2018	(1,213,645)	(946,069)	(941,020)	5,049
Euro	Citibank	EUR per USD	December 03, 2018	(2,695,536)	(3,172,417)	(3,148,055)	24,362
Japanese Yen	Citibank	JPY per USD	March 04, 2019	(128,798,643)	(1,171,885)	(1,148,604)	23,281
Japanese Yen	Citibank	JPY per USD	December 03, 2018	(742,746,405)	(6,910,420)	(6,574,942)	335,478
Sweden Krona	Citibank	SEK per USD	December 03, 2018	(9,301,734)	(1,064,328)	(1,053,077)	11,251
Swiss Franc	Citibank	CHF per USD	December 03, 2018	(2,076,823)	(2,133,798)	(2,130,448)	3,350
					(15,478,217)	(15,077,048)	401,169
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS					$(13,635,288)	$(13,238,972)	$396,316

CAD - Canandian Dollars

EUR - Euro

JPY - Japanese Yen

SEK - Sweden Krona

CHF - Swiss Franc

Aristotle International Equity Fund

SCHEDULE OF INVESTMENTS

As of September 30, 2018 (Unaudited)

Number of Shares		Value
	Common Stocks – 97.4%
	Austria – 2.7%
30,800	Erste Group Bank A.G.*	$1,279,489

	Canada – 4.2%
32,500	Brookfield Asset Management, Inc. - Class A	1,446,485
49,600	Cameco Corp.	565,618
—	Trisura Group Ltd.*	9
		2,012,112

	China – 2.4%
129,600	AIA Group Ltd.	1,157,202

	France – 15.4%
17,100	Amundi S.A.[1]	1,281,358
11,700	Dassault Systemes	1,748,955
5,320	LVMH Moet Hennessy Louis Vuitton S.E.	1,881,426
10,200	Safran S.A.	1,429,397
16,500	TOTAL S.A.	1,069,732
		7,410,868

	Germany – 1.9%
10,100	BASF S.E.	897,661

	Ireland – 3.9%
11,000	Accenture PLC - Class A	1,872,200

	Japan – 25.3%
67,100	Astellas Pharma, Inc.	1,170,500
13,700	Hoshizaki Corp.	1,417,990
47,200	KDDI Corp.	1,304,003
61,000	Kubota Corp.	1,036,710
57,100	Marui Group Co., Ltd.	1,409,157
11,100	Nidec Corp.	1,596,809
58,800	ORIX Corp.	953,262
44,200	Shinsei Bank Ltd.	722,403
25,700	Sony Corp.	1,575,657
127,700	Toray Industries, Inc.	959,267
		12,145,758

	Mexico – 1.7%
469,700	Kimberly-Clark de Mexico S.A.B. de C.V. - Class A*	835,792

	Netherlands – 10.6%
12,900	Akzo Nobel N.V.	1,206,277
14,900	Heineken N.V.	1,397,102
23,800	Sensata Technologies Holding PLC*	1,179,290
23,900	Unilever N.V.	1,330,969
		5,113,638

	Singapore – 2.6%
64,900	DBS Group Holdings Ltd.	1,238,564

Aristotle International Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2018 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
	Spain – 1.8%
138,800	Banco Bilbao Vizcaya Argentaria S.A.	$884,723
	Sweden – 1.9%
45,900	Assa Abloy A.B. - Class B	922,658

	Switzerland – 7.8%
560	Givaudan S.A.	1,376,890
13,700	Novartis A.G.	1,178,194
76,200	UBS Group A.G.*	1,203,485
		3,758,569

	United Kingdom – 13.6%
55,600	Close Brothers Group PLC	1,146,496
26,400	Coca-Cola European Partners PLC	1,200,408
65,400	Compass Group PLC	1,454,280
60,300	Experian PLC	1,548,764
13,000	Reckitt Benckiser Group PLC	1,188,843

		6,538,791

	United States – 1.6%
12,200	Schlumberger Ltd.	743,224

	Total Common Stocks (Cost $43,342,380)	46,811,249

Principal Amount
	Short-Term Investments – 3.0%
$1,440,825	UMB Money Market Fiduciary, 0.247%[2]	1,440,825

	Total Short-Term Investments (Cost $1,440,825)	1,440,825

	Total Investments – 100.4% (Cost $44,783,205)	48,252,074
	Liabilities in Excess of Other Assets – (0.4)%	(187,230)

	Total Net Assets – 100.0%	$48,064,844

PLC – Public Limited Company

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security is restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $1,281,358 which represents 2.7% of Net Assets.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Aristotle Strategic Credit Fund

SCHEDULE OF INVESTMENTS

As of September 30, 2018 (Unaudited)

Principal Amount		Value
	Bank Loans – 47.6%
	Communications – 9.6%
$139,650	CSC Holdings LLC 4.658% (US LIBOR+250 basis points), 1/25/2026[1,2,3]	$140,378
74,813	GTT Communications, Inc. 4.990% (US LIBOR+275 basis points), 5/31/2025[1,2,3]	74,309
31,024	Meredith Corp. 5.242% (US LIBOR+300 basis points), 1/31/2025[1,2,3]	31,248
88,650	Sprint Communications, Inc. 4.750% (US LIBOR+250 basis points), 2/2/2024[1,2,3]	88,982
74,813	West Corp. 5.742% (US LIBOR+350 basis points), 10/10/2024[1,2,3]	74,283
67,921	Zayo Group LLC 4.492% (US LIBOR+225 basis points), 1/19/2024[1,2,3]	68,316
		477,516
	Consumer Discretionary – 10.0%
93,345	Avis Budget Car Rental LLC 4.250% (US LIBOR+200 basis points), 2/13/2025[1,2,3]	93,505
92,376	Eldorado Resorts, Inc. 4.408% (US LIBOR+225 basis points), 4/17/2024[1,2,3]	92,934
96,188	Federal-Mogul LLC 5.890% (US LIBOR+375 basis points), 4/15/2021[1,2,3]	96,429
135,241	Penn National Gaming, Inc. 3.742% (US LIBOR+150 basis points), 1/19/2022[1,3]	135,551
79,784	TI Group Automotive Systems LLC 4.742% (US LIBOR+250 basis points), 6/30/2022[1,2,3]	80,153
		498,572
	Financials – 8.4%
126,337	Resolute Investment Managers, Inc. 5.636% (US LIBOR+325 basis points), 4/30/2022[1,2,3]	127,600
161,867	Uniti Group LP 5.242% (US LIBOR+300 basis points), 10/24/2022[1,2,3]	155,129
139,296	USI, Inc. 5.386% (US LIBOR+300 basis points), 5/16/2024[1,2,3]	139,523
		422,252
	Health Care – 4.7%
92,625	Change Healthcare Holdings LLC 4.992% (US LIBOR+275 basis points), 3/1/2024[1,2,3]	93,038
140,000	Concentra, Inc. 4.860% (US LIBOR+275 basis points), 6/1/2022[1,2,3]	141,137
		234,175
	Industrials – 2.8%
140,000	XPO Logistics, Inc. 4.230% (US LIBOR+200 basis points), 2/24/2025[1,2,3]	140,910

Aristotle Strategic Credit Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2018 (Unaudited)

Principal Amount		Value
	Bank Loans (Continued)
	Materials – 2.1%
$106,352	Univar USA, Inc. 4.492% (US LIBOR+225 basis points), 7/1/2024[1,2,3]	$106,736

	Technology – 10.0%
49,750	Canyon Buyer, Inc. 6.640% (US LIBOR+425 basis points), 2/15/2025[1,2,3]	50,154
90,000	Financial & Risk U.S. Holdings, Inc. 3.500% (US LIBOR+350 basis points), 10/1/2025[1,2,3]	89,906
43,354	Impala Private Holdings II LLC 6.250% (US LIBOR+400 basis points), 11/14/2024[1,2,3]	43,524
20,226	Informatica LLC 5.492% (US LIBOR+325 basis points), 8/5/2022[1,2,3]	20,410
150,000	Marketo, Inc. 5.593% (US LIBOR+325 basis points), 2/7/2025[1,2,3]	150,375
149,244	Rackspace Hosting, Inc. 5.348% (US LIBOR+300 basis points), 11/3/2023[1,2,3]	147,542
		501,911
	Total Bank Loans (Cost $2,382,596)	2,382,072

	Corporate Bonds – 51.8%
	Communications – 4.1%
25,000	AMC Networks, Inc. 5.000%, 4/1/2024[2]	24,625
15,000	AT&T, Inc. 5.250%, 3/1/2037[2]	14,950
39,000	CenturyLink, Inc. 6.450%, 6/15/2021	40,462
20,000	Hughes Satellite Systems Corp. 7.625%, 6/15/2021	21,606
40,000	Sprint Corp. 7.875%, 9/15/2023	43,150
22,000	T-Mobile USA, Inc. 6.000%, 4/15/2024[2]	22,797
40,000	TEGNA, Inc. 5.125%, 7/15/2020[2]	40,300
		207,890
	Consumer Discretionary – 11.7%
25,000	Aramark Services, Inc. 5.125%, 1/15/2024[2]	25,281
35,000	Avis Budget Car Rental LLC / Avis Budget Finance, Inc. 5.500%, 4/1/2023[2]	34,814
45,000	Boyd Gaming Corp. 6.375%, 4/1/2026[2]	46,294

Aristotle Strategic Credit Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2018 (Unaudited)

Principal Amount		Value
	Corporate Bonds (Continued)
	Consumer Discretionary (Continued)
$25,000	Eldorado Resorts, Inc. 6.000%, 4/1/2025[2]	$25,313
40,000	General Motors Financial Co., Inc. 4.150%, 6/19/2023[2]	39,840
30,000	Griffon Corp. 5.250%, 3/1/2022[2]	29,662
50,000	Hertz Corp. 5.875%, 10/15/2020[2]	49,750
30,000	Levi Strauss & Co. 5.000%, 5/1/2025[2]	29,916
38,000	Meritage Homes Corp. 6.000%, 6/1/2025[2]	38,475
35,000	National CineMedia LLC 6.000%, 4/15/2022[2]	35,437
50,000	Quad/Graphics, Inc. 7.000%, 5/1/2022	50,625
35,000	RR Donnelley & SonsCo. 6.500%, 11/15/2023	35,000
41,000	Sally Holdings LLC / Sally Capital, Inc. 5.500%, 11/1/2023[2]	39,924
26,000	Sonic Automotive, Inc. 5.000%, 5/15/2023[2]	24,505
35,000	Tenneco, Inc. 5.375%, 12/15/2024[2]	32,856
25,000	TRI Pointe Group, Inc. / TRI Pointe Homes, Inc. 5.875%, 6/15/2024	24,813
20,000	United Rentals North America, Inc. 5.750%, 11/15/2024[2]	20,576
		583,081
	Consumer Staples – 2.2%
40,000	Anheuser-Busch InBev Worldwide, Inc. 3.500%, 1/12/2024[2]	39,584
40,000	General Mills, Inc. 4.200%, 4/17/2028[2]	39,388
30,000	Mondelez International, Inc. 3.625%, 5/7/2023[2]	29,832
		108,804
	Energy – 5.5%
25,000	Diamondback Energy, Inc. 4.750%, 11/1/2024[2]	25,031
20,000	EQT Midstream Partners LP 6.500%, 7/15/2048[2]	21,199

Aristotle Strategic Credit Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2018 (Unaudited)

Principal Amount		Value
	Corporate Bonds (Continued)
	Energy (Continued)
$35,000	Forum Energy Technologies, Inc. 6.250%, 10/1/2021[2]	$34,912
35,000	FTS International, Inc. 6.250%, 5/1/2022[2]	33,687
35,000	Murphy Oil Corp. 6.875%, 8/15/2024[2]	37,052
45,000	PBF Holding Co. LLC / PBF Finance Corp. 7.250%, 6/15/2025[2]	47,250
30,000	Southwestern Energy Co. 4.100%, 3/15/2022[2]	29,888
20,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp. 5.250%, 5/1/2023[2]	20,225
25,000	Unit Corp. 6.625%, 5/15/2021[2]	25,000
		274,244
	Financials – 12.6%
50,000	Air Lease Corp. 3.875%, 7/3/2023[2]	49,549
40,000	Brookfield Finance LLC 4.000%, 4/1/2024[2]	39,841
40,000	Capital One Financial Corp. 3.750%, 7/28/2026[2]	37,327
38,000	CyrusOne LP / CyrusOne Finance Corp. 5.375%, 3/15/2027[2]	38,855
45,000	Discover Financial Services 3.850%, 11/21/2022	44,493
45,000	Huntington National Bank 3.250%, 5/14/2021[2]	44,742
25,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp. 5.875%, 2/1/2022[2]	25,312
30,000	JPMorgan Chase & Co. 5.000% (LIBOR 3 Month+332 basis points), 7/1/2019[2,4]	30,225
35,000	Kennedy-Wilson, Inc. 5.875%, 4/1/2024[2]	34,475
35,000	MGM Growth Properties Operating Partnership LP / MGP Finance Co.-Issuer, Inc. 4.500%, 9/1/2026[2]	33,075
35,000	MPT Operating Partnership LP / MPT Finance Corp. 5.000%, 10/15/2027[2]	33,731
90,000	Prudential Financial, Inc. 5.875% (LIBOR 3 Month+418 basis points), 9/15/2042[2,4]	95,175
40,000	SBA Communications Corp. 4.875%, 7/15/2022[2]	40,384

Aristotle Strategic Credit Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2018 (Unaudited)

Principal Amount		Value
	Corporate Bonds (Continued)
	Financials (Continued)
$20,000	Springleaf Finance Corp. 7.125%, 3/15/2026	$19,900
35,000	Synovus Financial Corp. 3.125%, 11/1/2022[2]	33,615
30,000	Vornado Realty LP 3.500%, 1/15/2025[2]	28,718
		629,417
	Health Care – 5.8%
50,000	AbbVie, Inc. 3.375%, 11/14/2021	49,932
50,000	CVS Health Corp. 4.780%, 3/25/2038[2]	49,761
35,000	Encompass Health Corp. 5.750%, 11/1/2024[2]	35,263
35,000	Johnson & Johnson 3.500%, 1/15/2048[2]	32,068
25,000	LifePoint Health, Inc. 5.500%, 12/1/2021[2]	25,410
77,000	Select Medical Corp. 6.375%, 6/1/2021[2]	77,866
20,000	Tenet Healthcare Corp. 4.500%, 4/1/2021	19,900
		290,200
	Industrials – 3.7%
40,000	AECOM 5.125%, 3/15/2027[2]	39,060
40,000	Great Lakes Dredge & Dock Corp. 8.000%, 5/15/2022[2]	41,100
40,000	Meritor, Inc. 6.250%, 2/15/2024[2]	40,750
32,000	Titan International, Inc. 6.500%, 11/30/2023[2]	30,940
35,000	United Technologies Corp. 4.450%, 11/16/2038[2]	34,764
		186,614
	Materials – 1.6%
30,000	Louisiana-Pacific Corp. 4.875%, 9/15/2024[2]	29,925
50,000	U.S. Concrete, Inc. 6.375%, 6/1/2024[2]	50,585
		80,510

Aristotle Strategic Credit Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2018 (Unaudited)

Principal Amount		Value
	Corporate Bonds (Continued)
	Technology – 1.6%
$26,000	Advanced Micro Devices, Inc. 7.500%, 8/15/2022	$29,251
61,000	Dell, Inc. 5.400%, 9/10/2040	53,680
		82,931
	Utilities – 3.0%
25,000	AES Corp. 5.500%, 4/15/2025[2]	25,625
30,000	AmeriGas Partners LP / AmeriGas Finance Corp. 5.625%, 5/20/2024[2]	29,775
50,000	Interstate Power & Light Co. 4.100%, 9/26/2028[2]	50,292
45,000	Southern California Edison Co. 4.125%, 3/1/2048[2]	43,015
		148,707
	Total Corporate Bonds (Cost $2,607,609)	2,592,398

	Short-Term Investments – 2.0%
98,383	UMB Money Market Fiduciary, 0.247%[5]	98,383

	Total Short-Term Investments (Cost $98,383)	98,383

	Total Investments – 101.4% (Cost $5,088,588)	5,072,853
	Liabilities in Excess of Other Assets – (1.4)%	(71,740)

	Total Net Assets – 100.0%	$5,001,113

LP – Limited Partnership

[1]	Floating rate security.
[2]	Callable.
[3]	Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate ("LIBOR") or (iii) the Certificate of Deposit rate. Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.
[4]	Variable rate security.

Aristotle Strategic Credit Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2018 (Unaudited)

[5]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Aristotle Value Equity Fund

SCHEDULE OF INVESTMENTS

As of September 30, 2018 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 97.2%
	COMMUNICATIONS — 1.8%
73,000	Twitter, Inc. *	$2,077,580
	CONSUMER DISCRETIONARY — 5.0%
15,800	Home Depot, Inc.	3,272,970
56,900	Lennar Corp. - Class A	2,656,661
78	Lennar Corp. - Class B	3,003
		5,932,634
	CONSUMER STAPLES — 10.3%
63,400	Coca-Cola Co.	2,928,446
77,900	Kroger Co.	2,267,669
46,600	Mondelez International, Inc. - Class A	2,001,936
45,000	Unilever N.V. [1]	2,499,750
33,700	Walgreens Boots Alliance, Inc.	2,456,730
		12,154,531
	ENERGY — 6.5%
62,900	Halliburton Co.	2,549,337
26,800	Phillips 66	3,020,896
11,900	Pioneer Natural Resources Co.	2,072,861
		7,643,094
	FINANCIALS — 25.8%
21,400	Ameriprise Financial, Inc.	3,159,924
343,600	Banco Bilbao Vizcaya Argentaria S.A. - ADR [1]	2,164,680
124,200	Bank of America Corp.	3,658,932
19,100	BOK Financial Corp.	1,858,048
29,700	Capital One Financial Corp.	2,819,421
17,000	Chubb Ltd. [1]	2,271,880
16,700	Cullen/Frost Bankers, Inc.	1,744,148
39,600	East West Bancorp, Inc.	2,390,652
15,600	Equity LifeStyle Properties, Inc. - REIT	1,504,620
20,400	JPMorgan Chase & Co.	2,301,936
262,000	Mitsubishi UFJ Financial Group, Inc. - ADR [1]	1,621,780
39,500	PayPal Holdings, Inc. *	3,469,680
15,000	Sun Communities, Inc. - REIT	1,523,100
		30,488,801
	HEALTH CARE — 14.2%
21,308	AbbVie, Inc.	2,015,310
52,400	Acadia Healthcare Co., Inc. *	1,844,480
17,400	Amgen, Inc.	3,606,846
34,600	Danaher Corp.	3,759,636
32,500	Medtronic PLC [1]	3,197,025

Aristotle Value Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2018 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	HEALTH CARE (Continued)
28,100	Novartis A.G. - ADR [1]	$2,421,096
		16,844,393
	INDUSTRIALS — 9.7%
15,600	General Dynamics Corp.	3,193,632
68,700	Johnson Controls International PLC [1]	2,404,500
42,700	Oshkosh Corp.	3,041,948
15,605	Parker-Hannifin Corp.	2,870,228
		11,510,308
	MATERIALS — 4.7%
15,200	Martin Marietta Materials, Inc.	2,765,640
25,700	PPG Industries, Inc.	2,804,641
		5,570,281
	TECHNOLOGY — 17.2%
21,800	Adobe Systems, Inc. *	5,884,910
19,400	ANSYS, Inc. *	3,621,592
39,000	Microchip Technology, Inc.	3,077,490
42,100	Microsoft Corp.	4,814,977
49,200	Sony Corp. - ADR [1]	2,983,980
		20,382,949
	UTILITIES — 2.0%
42,300	National Fuel Gas Co.	2,371,338
	Total Common Stocks
	(Cost $114,073,069)	114,975,909

Principal Amount
	SHORT-TERM INVESTMENTS — 2.7%
$3,225,253	UMB Money Market Fiduciary, 0.25% [2]	3,225,253
	Total Short-Term Investments
	(Cost $3,225,253)	3,225,253
	TOTAL INVESTMENTS — 99.9%
	(Cost $117,298,322)	118,201,162
	Other Assets in Excess of Liabilities — 0.1%	69,465
	TOTAL NET ASSETS — 100.0%	$118,270,627

ADR – American Depository Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trusts

*	Non-income producing security.

Aristotle Value Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2018 (Unaudited)

[1]	Foreign security denominated in U.S. dollars.
[2]	The rate is the annualized seven-day yield at period end.

See Accompanying Notes to Schedule of Investments.

Aristotle Small Cap Equity Fund

SCHEDULE OF INVESTMENTS

As of September 30, 2018 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 93.4%
	COMMUNICATIONS — 1.0%
3,809	ATN International, Inc.	$281,409
10,857	TiVo Corp.	135,170

		416,579

	CONSUMER DISCRETIONARY — 8.8%
43,197	1-800-Flowers.com, Inc. - Class A *	509,725
5,892	Carter's, Inc.	580,951
13,714	DSW, Inc. - Class A	464,630
19,347	HMS Holdings Corp. *	634,775
1,682	Huron Consulting Group, Inc. *	83,091
2,744	John Wiley & Sons, Inc. - Class A	166,286
7,894	Monro, Inc.	549,423
30,232	Pier 1 Imports, Inc.	45,348
6,881	World Wrestling Entertainment, Inc. - Class A	665,599
		3,699,828

	CONSUMER STAPLES — 3.5%
15,003	Chefs' Warehouse, Inc. *	545,359
8,539	Herbalife Ltd. *,1	465,803
5,629	Nu Skin Enterprises, Inc. - Class A	463,942
		1,475,104

	ENERGY — 3.6%
51,030	Ardmore Shipping Corp. *,1	331,695
22,999	Keane Group, Inc. *	284,498
7,197	Oceaneering International, Inc.	198,637
40,806	Ring Energy, Inc. *	404,387
19,339	RPC, Inc.	299,368
		1,518,585

	FINANCIALS — 14.8%
9,434	American Equity Investment Life Holding Co.	333,586
5,353	Banner Corp.	332,796
8,389	Berkshire Hills Bancorp, Inc.	341,432
16,989	Byline Bancorp, Inc. *	385,650
7,072	Chemical Financial Corp.	377,645
4,592	Columbia Banking System, Inc.	178,032
16,737	Customers Bancorp, Inc. *	393,822
11,935	First Financial Bancorp	354,469
13,301	Green Bancorp, Inc.	293,952
32,984	Hannon Armstrong Sustainable Infrastructure Capital, Inc. - REIT	708,166
21,604	National Bank Holdings Corp. - Class A	813,391
17,669	Opus Bank	484,131

Aristotle Small Cap Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2018 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	FINANCIALS (Continued)
8,215	PacWest Bancorp	$391,445
14,974	Solar Capital Ltd.	320,144
2,253	Texas Capital Bancshares, Inc. *	186,210
15,947	Umpqua Holdings Corp.	331,698
		6,226,569
	HEALTH CARE — 11.6%
12,514	Acadia Healthcare Co., Inc. *	440,493
3,283	Charles River Laboratories International, Inc. *	441,695
1,572	Chemed Corp.	502,380
32,362	Cross Country Healthcare, Inc. *	282,520
12,348	Envision Healthcare Corp. *	564,674
9,880	MEDNAX, Inc. *	461,001
12,514	Merit Medical Systems, Inc. *	768,985
11,019	Prestige Consumer Healthcare, Inc. *	417,510
6,610	Providence Service Corp. *	444,721
8,875	Quidel Corp. *	578,383
		4,902,362
	INDUSTRIALS — 23.2%
11,874	AerCap Holdings NV *,1	682,992
6,423	Albany International Corp. - Class A	510,628
9,212	Altra Industrial Motion Corp.	380,456
2,788	ArcBest Corp.	135,357
8,762	ASGN, Inc. *	691,585
2,813	AZZ, Inc.	142,057
7,834	Barnes Group, Inc.	556,449
18,330	CAI International, Inc. *	419,207
49,187	Capital Product Partners LP	136,740
19,521	Casella Waste Systems, Inc. - Class A *	606,322
13,098	Columbus McKinnon Corp.	517,895
41,235	Commercial Vehicle Group, Inc. *	377,713
6,869	Dycom Industries, Inc. *	581,117
6,229	Genesee & Wyoming, Inc. - Class A *	566,777
55,549	InnerWorkings, Inc. *	439,948
8,401	Matthews International Corp. - Class A	421,310
12,912	Mercury Systems, Inc. *	714,292
3,214	MTS Systems Corp.	175,967
21,053	Team, Inc. *	473,692
7,169	Titan Machinery, Inc. *	111,012
22,464	U.S. Xpress Enterprises, Inc. - Class A *	310,003
16,717	Wabash National Corp.	304,751

Aristotle Small Cap Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2018 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDUSTRIALS (Continued)
4,725	Wabtec Corp.	$495,558
		9,751,828
	MATERIALS — 2.0%
20,089	Alamos Gold, Inc. - Class A [1]	92,610
9,268	Kraton Corp. *	436,986
11,542	Silgan Holdings, Inc.	320,868
		850,464
	REAL ESTATE — 4.4%
13,353	Community Healthcare Trust, Inc. - REIT	413,676
36,834	MedEquities Realty Trust, Inc. - REIT	358,026
16,121	QTS Realty Trust, Inc. - Class A - REIT	687,883
14,346	STAG Industrial, Inc. - REIT	394,515
		1,854,100
	TECHNOLOGY — 18.0%
14,581	ACI Worldwide, Inc. *	410,309
7,214	Advanced Energy Industries, Inc. *	372,603
3,676	Aspen Technology, Inc. *	418,733
6,217	Belden, Inc.	443,956
10,480	Benchmark Electronics, Inc.	245,232
12,908	Bottomline Technologies de, Inc. *	938,541
21,187	CalAmp Corp. *	507,641
16,267	Electronics For Imaging, Inc. *	554,379
7,862	Euronet Worldwide, Inc. *	787,930
1,078	Gartner, Inc. *	170,863
14,200	Infinera Corp. *	103,660
4,166	Insight Enterprises, Inc. *	225,339
8,555	Itron, Inc. *	549,231
22,391	Knowles Corp. *	372,138
9,390	Liquidity Services, Inc. *	59,627
6,492	Novanta, Inc. *,1	444,053
2,865	Rogers Corp. *	422,072
15,145	SP Plus Corp. *	552,792
		7,579,099
	UTILITIES — 2.5%
8,425	ALLETE, Inc.	631,959
8,227	Unitil Corp.	418,755
		1,050,714
	Total Common Stocks
	(Cost $36,078,074)	39,325,232

Aristotle Small Cap Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2018 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS — 2.5%
3,230	iShares Russell 2000 ETF	$544,416
3,903	iShares Russell 2000 Value ETF	519,099
	Total Exchange-Traded Funds
	(Cost $978,778)	1,063,515

Principal Amount
	SHORT-TERM INVESTMENTS — 4.2%
$1,739,449	UMB Money Market Fiduciary, 0.25% [2]	1,739,449
	Total Short-Term Investments
	(Cost $1,739,449)	1,739,449
	TOTAL INVESTMENTS — 100.1%
	(Cost $38,796,301)	42,128,196
	Liabilities in Excess of Other Assets — (0.1)%	(23,467)
	TOTAL NET ASSETS — 100.0%	$42,104,729

LP – Limited Partnership

REIT – Real Estate Investment Trusts

*	Non-income producing security.
[1]	Foreign security denominated in U.S. dollars.
[2]	The rate is the annualized seven-day yield at period end.

See Accompanying Notes to Schedule of Investments.

Aristotle Core Equity Fund

SCHEDULE OF INVESTMENTS

As of September 30, 2018 (Unaudited)

Number of Shares		Value
	Common Stocks – 99.7%
	Communications – 1.6%
5,753	Zayo Group Holdings, Inc.*	$199,744

	Consumer Discretionary – 12.2%
291	Amazon.com, Inc.*	582,873
2,565	Comcast Corp. - Class A	90,827
1,298	Home Depot, Inc.	268,881
1,560	Marriott International, Inc. - Class A	205,967
476	O'Reilly Automotive, Inc.*	165,324
1,561	Walt Disney Co.	182,543
		1,496,415
	Consumer Staples – 6.3%
5,055	Conagra Brands, Inc.	171,718
875	Costco Wholesale Corp.	205,520
1,083	Estee Lauder Cos., Inc. - Class A	157,382
746	Expedia, Inc.	97,338
1,253	PepsiCo, Inc.	140,085
		772,043
	Energy – 4.9%
1,808	EOG Resources, Inc.	230,647
2,780	Halliburton Co.	112,673
1,037	Phillips 66	116,891
828	Pioneer Natural Resources Co.	144,229
		604,440
	Financials – 13.0%
1,254	Ameriprise Financial, Inc.	185,166
11,601	Bank of America Corp.	341,765
1,524	Chubb Ltd.[1]	203,667
3,633	Intercontinental Exchange, Inc.	272,075
3,828	JPMorgan Chase & Co.	431,952
3,126	Zions Bancorporation	156,769
		1,591,394
	Health Care – 17.2%
3,913	Abbott Laboratories	287,058
1,423	Allergan PLC	271,053
950	Becton, Dickinson and Co.	247,950
1,541	Bio-Techne Corp.	314,533
2,110	Celgene Corp.*	188,824
1,550	Cigna Corp.	322,787
732	Teleflex, Inc.	194,778

Aristotle Core Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2018 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
	Health Care (Continued)
1,147	Thermo Fisher Scientific, Inc.	$279,960
		2,106,943
	Industrials – 11.2%
2,513	AMETEK, Inc.	198,829
640	Boeing Co.	238,016
1,118	Honeywell International, Inc.	186,035
1,049	Ingersoll-Rand PLC	107,313
1,326	Norfolk Southern Corp.	239,343
541	Parker-Hannifin Corp.	99,506
711	Roper Technologies, Inc.	210,605
607	Stanley Black & Decker, Inc.	88,889
		1,368,536
	Materials – 2.7%
1,426	Avery Dennison Corp.	154,507
2,747	DowDuPont, Inc.	176,660
		331,167
	Real Estate – 2.4%
1,081	Digital Realty Trust, Inc.	121,591
2,483	Prologis, Inc.	168,323
		289,914
	Technology – 25.9%
441	Alphabet, Inc. - Class A*	532,322
2,609	Apple, Inc.	588,956
1,163	Electronic Arts, Inc.*	140,130
5,201	Microsoft Corp.	594,838
671	NVIDIA Corp.	188,564
2,351	QUALCOMM, Inc.	169,343
1,292	salesforce.com, Inc.*	205,467
1,150	TE Connectivity Ltd.	101,119
2,785	Visa, Inc. - Class A	418,001
2,473	Worldpay, Inc. - Class A*	250,441
		3,189,181
	Utilities – 2.3%
1,660	American Water Works Co., Inc.	146,030
783	NextEra Energy, Inc.	131,231
		277,261
	Total Common Stocks (Cost $10,584,735)	12,227,038

Aristotle Core Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2018 (Unaudited)

Principal Amount		Value
	Short-Term Investments – 0.4%
$52,668	UMB Money Market Fiduciary, 0.247%[2]	$52,668

	Total Short-Term Investments (Cost $52,668)	52,668

	Total Investments – 100.1% (Cost $10,637,403)	12,279,706
	Liabilities in Excess of Other Assets – (0.1)%	(17,249)
	Total Net Assets – 100.0%	$12,262,457

PLC – Public Limited Company

*	Non-income producing security.
[1]	Foreign security denominated in U.S. dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Aristotle Funds

NOTES TO SCHEDULES OF INVESTMENTS

September 30, 2018 (Unaudited)

Note 1 – Organization

Aristotle/Saul Global Opportunities Fund (the ‘‘Saul Global Opportunities Fund’’), Aristotle International Equity Fund (the “International Equity Fund”), Aristotle Strategic Credit Fund (the “Strategic Credit Fund”), Aristotle Value Equity Fund (the “Value Equity Fund”), Aristotle Small Cap Equity Fund (the “Small Cap Equity Fund) and Aristotle Core Equity Fund (the “Core Equity Fund”) (each a “Fund” and collectively the ‘‘Funds’’) are organized as a series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Saul Global Opportunities Fund is a diversified Fund, the International Equity Fund is a non-diversified Fund, the Strategic Credit Fund is a diversified Fund, the Value Equity Fund is a diversified fund, the Small Cap Equity Fund is a diversified fund and the Core Equity Fund is a diversified fund.

The Saul Global Opportunities Fund’s primary investment objective is to maximize long term capital appreciation and income. The Fund commenced investment operations on March 30, 2012.

The International Equity Fund’s primary investment objective is to seek long-term capital appreciation. The Fund commenced investment operations on March 31, 2014.

The Strategic Credit Fund’s primary investment objectives are to seek income and capital appreciation. The Fund commenced investment operations on December 31, 2014.

The Value Equity Fund’s primary investment objective is to maximize long-term capital appreciation. The Fund commenced investment operations on August 31, 2016.

The Small Cap Equity Fund’s primary investment objective is to seek long-term capital appreciation. The Fund commenced investment operations on October 30, 2015.

The Core Equity Fund’s primary investment objective is to seek long-term growth of capital. The Fund commenced investment operations on March 31, 2017.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

Each Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Aristotle Funds

NOTES TO SCHEDULES OF INVESTMENTS - Continued

September 30, 2018 (Unaudited)

(b) Short Sales

Short sales are transactions under which the Fund sells a security it does not own in anticipation of a decline in the value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Fund is subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

(c) Forward Foreign Currency Exchange Contracts

The Funds may utilize forward foreign currency exchange contracts (“forward contracts”) under which they are obligated to exchange currencies on specified future dates at specified rates, and are subject to the translations of foreign exchange rates fluctuations. All contracts are “marked-to-market” daily and any resulting unrealized gains or losses are recorded as unrealized appreciation or depreciation on foreign currency translations. The Funds record realized gains or losses at the time the forward contract is settled. Counter-parties to these forward contracts are major U.S. financial institutions. As of September 30, 2018, the Saul Global Opportunities Fund had 3 outstanding forward currency contracts purchased long and 7 outstanding forward currency contracts sold short.

Note 3 – Federal Income Taxes

At September 30, 2018, gross unrealized appreciation and depreciation on investments, based on cost for federal income tax purposes were as follows:

	Saul Global Opportunities Fund	International Equity Fund	Strategic Credit Fund	Value Equity Fund
Cost of investments	$73,371,828	$44,997,099	$5,088,588	$117,298,375

Gross unrealized appreciation	$16,196,581	$5,010,191	$24,269	$4,772,724
Gross unrealized depreciation	(3,610,182)	(1,755,216)	(40,004)	(3,869,937)

Net unrealized appreciation/(depreciation) on investments	$12,586,399	$3,254,975	$(15,735)	$902,787

Aristotle Funds

NOTES TO SCHEDULES OF INVESTMENTS - Continued

September 30, 2018 (Unaudited)

	Small Cap Equity Fund	Core Equity Fund
Cost of investments	$38,840,565	$10,639,103

Gross unrealized appreciation	$5,275,827	$1,831,976
Gross unrealized depreciation	(1,988,196)	(191,373)

Net unrealized appreciation/(depreciation) on investments	$3,287,631	$1,640,603

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Aristotle Funds

NOTES TO SCHEDULES OF INVESTMENTS - Continued

September 30, 2018 (Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of September 30, 2018, in valuing the Funds’ assets carried at fair value:

Saul Global Opportunities Fund	Level 1	Level 2	Level 3**	Total
Assets
Investments
Common Stocks[1]	$83,314,552	$-	$-	$83,314,552
Short-Term Investments	2,643,675	-	-	2,643,675
Total Investments	$85,958,227	$-	$-	$85,958,227
Other Financial Instruments[3]
Forward Contracts	$-	$405,731	$-	$405,731
Total Assets	$85,958,227	$405,731	$-	$86,363,958

Liabilities
Other Financial Instruments[3]
Forward Contracts	$-	$9,415	$-	$9,415
Total Liabilities	$-	$9,415	$-	$9,415

International Equity Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks[1]	$46,811,249	$-	$-	$46,811,249
Short-Term Investments	1,440,825	-	-	1,440,825
Total Investments	$48,252,074	$-	$-	$48,252,074

Strategic Credit Fund	Level 1	Level 2	Level 3**	Total
Investments
Bank Loans[2]	$-	$2,382,072	$-	$2,382,072
Corporate Bonds[2]	-	2,592,398	-	2,592,398
Short-Term Investments	98,383	-	-	98,383
Total Investments	$98,383	$4,974,470	$-	$5,072,853

Value Equity Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks[1]	$114,975,909	$-	$-	$114,975,909
Short-Term Investments	3,225,253	-	-	3,225,253
Total Investments	$118,201,162	$-	$-	$118,201,162

Aristotle Funds

NOTES TO SCHEDULES OF INVESTMENTS - Continued

September 30, 2018 (Unaudited)

Small Cap Equity Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks[1]	$39,325,232	$-	$-	$39,325,232
Exchange-Traded Funds	1,063,515	-	-	1,063,515
Short-Term Investments	1,739,449	-	-	1,739,449
Total Investments	$42,128,196	$-	$-	$42,128,196

Core Equity Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks[1]	$12,227,038	$-	$-	$12,227,038
Short-Term Investments	52,668	-	-	52,668
Total Investments	$12,279,706	$-	$-	$12,279,706

[1]	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
[2]	All corporate bonds and bank loans held in the Fund are Level 2 securities. For a detailed break-out of corporate bonds by major industry classification, please refer to the Schedule of Investments.
[3]	Other financial instruments are derivative instruments such as futures contracts, forward contracts and swap contracts. Futures contracts, forward contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.
*	The Fund did not hold any Level 2 securities at period end.
**	The Fund did not hold any Level 3 securities at period end.

Transfers between Levels 1, 2 or 3 are recognized at the end of the reporting period. Transfers between Level 1 and Level 2 relate to the use of systematic fair valuation. When systematic fair valuation is used, securities whose primary market closes before the NYSE are classified as Level 2. As of December 31, 2017, Saul Global Opportunities Fund held Level 2 securities as a result of certain foreign markets being closed. The following is a reconciliation of transfers between Levels for the Saul Global Opportunities Fund and from December 31, 2017 to September 30, 2018, represented by recognizing the September 30, 2018 market value of securities:

Saul Global Opportunities Fund
Transfers into Level 1	$3,405,391
Transfers out of Level 1	-
Net transfers in (out) of Level 1	$3,405,391

Transfers into Level 2	$-
Transfers out of Level 2	(3,405,391)
Net transfers in (out) of Level 2	$(3,405,391)

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ Maureen Quill
Title:	Maureen Quill, President
Date:	11/29/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Maureen Quill
(Signature and Title)	Maureen Quill, President

Date:	11/29/18

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	11/29/18